Statements of Stockholders' Equity - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2015	$ 2,500	$ 16,642	$ 1,243,358	$ (1,001,199)	$ 261,301
Balance, shares at Jun. 30, 2015	2,500,000	16,641,822
Net (loss) for the year				(125,359)	(125,359)
Balance at Jun. 30, 2016	$ 2,500	$ 16,642	1,243,358	(1,126,558)	135,942
Balance, shares at Jun. 30, 2016	2,500,000	16,641,822
Net (loss) for the year				(95,793)	(95,793)
Balance at Jun. 30, 2017	$ 2,500	$ 16,642	$ 1,243,358	$ (1,222,351)	40,149
Balance, shares at Jun. 30, 2017	2,500,000	16,641,822
Net (loss) for the year					(25,445)
Balance at Sep. 30, 2017					$ 215,159